SEGMENT INFORMATION (Details2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Water Solutions Revenue Net			$ 311,275	$ 173,157	$ 241,455	$ 427,496
Accommodations And Rentals Revenue			38,457	19,585	27,151	52,948
Wellsite Completion And Construction Services Revenue			38,522	22,923	33,793	55,133
Revenues	$ 153,880	$ 73,907	388,254	215,665	302,399	535,577
Elimination
Segment Reporting Information [Line Items]
Revenues	(537)	(212)	(1,398)	(477)	(828)	(1,991)
Water Solutions
Segment Reporting Information [Line Items]
Revenues	125,142	61,082	311,645	173,294	241,766	427,592
Water sourcing and transfer
Segment Reporting Information [Line Items]
Water Solutions Revenue Net					144,659	230,354
Well testing and flowback
Segment Reporting Information [Line Items]
Water Solutions Revenue Net					37,582	75,820
Fluid hauling and disposal
Segment Reporting Information [Line Items]
Water Solutions Revenue Net					59,214	121,322
Accommodations and Rentals
Segment Reporting Information [Line Items]
Accommodations And Rentals Revenue					27,151	52,948
Revenues	15,974	5,881	39,056	19,750	27,367	53,677
Wellsite Completion and Construction Services
Segment Reporting Information [Line Items]
Revenues	$ 13,301	$ 7,156	$ 38,951	$ 23,098	$ 34,094	$ 56,299